Balance Sheets Parenthetical (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets Parenthetical
Convertible preferred stock par value	$ 0.10	$ 0.10	$ 0.10
Convertible preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	9,158	8,532	4,286
Preferred stock shares outstanding	9,158	8,532	4,286
Common stock shares authorized	45,000,000	45,000,000	45,000,000
Common stock shares issued	12,877,500	12,877,500	12,837,500
Common stock shares outstanding	12,877,500	12,877,500	12,837,500